Warrants (Tables)	6 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Summary of assets and liabilities that were measured at fair value on a recurring basis
The Group’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as at December 31, 2022
	level 1	level 2	level 3	Total
	$’000	$’000	$’000	$’000

Public warrant liabilities	2,645	—	—	2,645
Private warrant liabilities	—	71	—	71
Other warrant liabilities	—	7,335	—	7,335

Total	2,645	7,406	—	10,050

Summary of changes in the fair value
The following table presents a summary of the changes in the fair value of the Group’s warrant liability:

	Public warrants		Private warrants		Other warrants		Total
	Number of warrants	Amounts	Number of warrants	Amounts	Number of warrants	Amounts	Number of warrants	Amounts
		$’000		$’000		$’000		$’000
Balance as at July 1, 2022	9,037,130	12,019	241,147	321	—	—	9,278,277	12,340
Warrants issued	—	—	—	—	2,166,229	10,355	2,166,229	10,355
Warrants exercised and equity issued	(10,146)	(18)	—	—	(631,819)	(3,025)	(641,965)	(3,043)
Change in fair value	—	(9,356)	—	(250)	—	5	—	(9,602)

Balance as at December 31, 2022	9,026,984	2,645	241,147	71	1,534,410	7,335	10,802,541	10,050